TRIBUTARY FUNDS, INC
1620 DODGE STREET
 OMAHA, NE 68197

November 6, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	Tributary Funds, Inc. (the “Registrant”) File Nos. 033-85982/811-08846 Post-Effective Amendment (“PEA”) No. 56

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 56 to the Registrant’s currently effective Registration Statement on Form N-1A (the “Amendment”) related to Tributary Small/Mid Cap Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the Commission regarding the Fund’s prospectus and statement of additional information (“SAI”) filed in the Trust’s Post-Effective Amendment No. 55 on August 25, 2017 and (2) make other non-material changes to the Fund’s prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (402) 964-5027 or by email at david.gardels@huschblackwell.com.

Sincerely,

/s/ David E. Gardels
David E. Gardels

Counsel to the Registrant

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